INCOME TAXES	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 — INCOME TAXES

Cayman Islands Tax

Medi Group Limited are incorporate in the Cayman Islands and conduct all of the Company’s business through the Company’s subsidiary in Hong Kong, Grand Century Holding Company Limited (“GCHL”). Under the current Cayman Islands laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Medi Group Limited and the Company’s subsidiary in Hong Kong, GCHL, Medi Trade Holding Limited (“MTHL”), to the Company’s shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong Tax

Two-tier Profits Tax Rates

GCHL, DCMCL, MTL and MTHL are incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first $256,410 (HKD 2,000,000) of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

DCMCL, MTL and MTHL are dormant companies that had no tax submission is eligible. GCHL elected the two-tier profits tax rate for its tax years of 2024 and 2025. GCHL applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2024 and 2025, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 3,000 and HKD 1,500, respectively, per case.

Payments of dividends by our Hong Kong subsidiaries is not subject to any Hong Kong withholding tax.

The following table summarizes income before income taxes:

	For the years ended June 30,
	2025	2024
Medi Cayman Islands	$-	$-
GCHL	599,647	607,678

Total	$599,647	$607,678

Significant components of the income tax provision were as follows:

For the years ended June 30,
	2025	2024
Current tax provision:
Medi Cayman Islands	$-	$-
GCHL	-	-

Deferred tax provision:
GCHL	-	-
Total	$-	$-

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of June 30, 2025 and 2024.

	For the years ended June 30,
	2025	2024

Profit before tax	$599,647	$607,678
Tax at applicable statutory tax rate	$98,941	$100,267
Tax effect on non-assessable income	(31)	(58)
Tax effect on non-deductible expenses	35	19,607
Tax effect on profit tax at concessionary rate	(21,182)	(21,103)
Tax waiver	(385)	(384)
Utilization of tax losses	(77,378)	(98,329)
Income tax expenses	$-	$-

The Company’s statutory tax rate was as follows as of June 30, 2025 and 2024:

	For the years ended June 30,
	2025	2024
Statutory rates in HK SAR	16.5%	16.5%

Deferred tax assets (liabilities) as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024

Deferred tax assets:
Depreciation expenses	$147,821	$209,656
Net operation losses accumulated	1,065,376	1,295,311
Deferred tax liabilities:
Tax allowances for property and equipment	(11,960)	(44,752)
Deferred IPO costs	-	(37,543)
	1,201,237	1,422,672
Valuation allowance	(1,201,237)	(1,422,672)
Deferred tax (liabilities)/ assets, net	$-	$-

As of June 30, 2025 and 2024, the Company’s taxable incomes had been offset by net operating losses generated in prior years. For the years ended June 30, 2025 and 2024, management believes that the realization of the benefit arising from the losses of certain Hong Kong subsidiaries appears to be uncertain and put a full valuation allowance on the deferred tax assets which mainly from the net operating loss from the past.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of and for the years ended June 30, 2025 and 2024, the Company did not have any unrecognized tax benefits. As of June 30, 2025 and 2024, the Company did not pay any tax because of tax credit brought forward from prior years. As of June 30, 2025 and 2024, estimated tax credit carried forward was HK$50,000,000 (approximately $6,418,897) and HK$61,000,000 (approximately $7,801,709), respectively. The tax credit can be carried forward with an unlimited period basing of Hong Kong tax laws. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.